SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 0	$ 0	$ 473
Advertising expenses	1,209	720	350
Government subsidies	0	86	513
Operating Income (Loss)	(178,804)	(89,812)	(76,057)
(Accumulated deficit) retained earnings	(172,318)	(15,842)
Net Cash Provided by (Used in) Operating Activities	(58,570)	(103,610)	(69,062)
Value of Stock to be Issued	23,055			¥ 150,000
Impairment of Intangible Assets, Finite-lived	$ 22,741	$ 826	$ 0
PRC Tax Administration and Collection Law [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use	According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extend to 10 years if the underpayment of taxes is due to fraud or willful evasion.
AM Advertising [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Collateral Percentage	20.18%			20.18%
Debt Instrument, Collateral Amount	$ 30,739			¥ 200,000
Customer A [Member]
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 1,228
Revenues [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Equity Method Investment, Ownership Percentage	20.00%			20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Equity Method Investment, Ownership Percentage	50.00%			50.00%